Employee benefits - Funded plan assets by asset category (Details) - Annuity-based defined benefit plans [member] - Plan assets [member] - IFRS Funded Plan [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Equity Securities [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	36.60%	44.10%	40.90%
IFRS Debt Securities [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	54.70%	47.70%	49.80%
IFRS Money Market Funds [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	4.20%	3.60%	2.70%
Other funds [member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	4.50%	4.60%	6.60%